UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: July 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                             TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

             CLASSIC SERIES | ANNUAL REPORT | JULY 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

     ----------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
     ----------------------------------------------------------------------

[LOGO] Classic Series

--------------------------------------------------------------------------------

Annual Report o July 31, 2003

SMITH BARNEY
TOTAL RETURN BOND FUND

[PHOTO OMITTED]

JOSEPH P. DEANE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
JOSEPH P. DEANE
--------------------------------------------------------------------------------

Joseph P. Deane has more than 33 years of securities business experience and has been managing the Fund since its inception.

Education: BA in History from Iona College.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to maximize total return consisting of capital appreciation and income by investing, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, primarily in securities issued by the U.S. government, its agencies and instrumentalities and high-grade mortgage-related securities. It also invests in investment-grade corporate debt, taxable municipals and asset-backed securities.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
February 27, 1998

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
33 Years

What's Inside

Letter from the Chairman ..................................................    1
Manager Overview ..........................................................    2
Fund Performance ..........................................................    4
Historical Performance ....................................................    5
Schedule of Investments ...................................................    6
Statement of Assets and Liabilities .......................................   12
Statement of Operations ...................................................   13
Statements of Changes in Net Assets .......................................   14
Notes to Financial Statements .............................................   15
Financial Highlights ......................................................   20
Independent Auditors' Report ..............................................   23
Additional Information ....................................................   24

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 13, 2003


        1       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

Performance Review

For the 12 months ended July 31, 2003, Class A shares of the Smith Barney Total Return Bond Fund ("Fund"), without sales charges, returned 7.26%. The Fund outperformed its Lipper peer group of general bond funds, which returned 6.63%.(1) The Fund underperformed the Merrill Lynch U.S. Corporate and Government 10+ Years Index,(i) which returned 8.33% over the same period. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Past performance is not indicative of future results.

Market Review

Although the debt markets vacillated due to shifts in investor sentiment, many classes of higher-rated taxable fixed-income securities, such as corporate bonds, generated strong results during the reporting period. Last summer, concerns about the economy and corporate financial reporting practices prompted many investors to move their money into higher-rated fixed-income securities. Bonds lost a little ground to equities when the Fed cut the federal funds rate(ii) by half a percentage point in November, but they advanced into the early part of 2003, as investors grew increasingly nervous about Iraq.

In May, the Fed released a statement that led many market participants to believe that short-term rates could remain low for the foreseeable future. As expectations mounted during the month that short-term rates would drop, bond prices rallied. (Bond prices move opposite to interest rate movements and bond yields.) In June, the Fed cut its target for the federal funds rate by 0.25% to 1%, marking its lowest levels in over four-decades. The prices of bonds retreated and their yields proceeded to rise thereafter and into July, giving up some of the pricing gains generated earlier in the period.

What Affected Fund Performance

The strong performance of the corporate bond market, which constituted a significant portion of the Fund, contributed to the Fund's returns. The Fund was heavily exposed to corporate bonds in the food and beverage, telecommunications, and insurance industries as of the period's close.

In consideration of the recent challenging economic environment, we have remained very attentive to managing credit risk. As of the end of the period's close, more than half of the Fund was invested in issues with credit ratings of AAA by Standard & Poor's debt-ratings service, and over 75% of the Fund was invested in issues rated A or better. We have also diversified the portfolio to minimize credit risk. The sluggish state of many local economies has reduced the level of state revenues derived from capital gains and personal income tax receipts, which negatively affected the credit ratings of many general obligation bonds ("GOs") issued by states and local municipalities. Therefore, in addition to investing in state-backed GOs, we have invested in a diversified array of municipal bonds, specifically revenue bonds. Revenue bonds are backed by revenue streams from installations and other entities, such as education, hospital, transportation, and water and sewer systems. Since the income received by revenue bond issuers is not as directly linked to income tax receipts, as GOs bonds are, the creditworthiness of revenue bonds may be less susceptible to drops in personal income.

In terms of its municipal bond holdings, the Fund held significant positions in the transportation and hospital sectors. Although the hospital sector faced a series of challenges throughout the year, the competitive yields available on many of these issues contributed to the Fund's performance. The Fund maintained significant positions in debt securities issued in California, which

(1) Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended July 31, 2003, calculated among 35 funds in the general bond funds category with reinvestment of dividends and capital gains excluding sales charges.


        2       Smith Barney Total Return Bond Fund | 2003 Annual Report
has experienced budgetary challenges over the past year. However, many of these issues are backed by some form of insurance. Rather than target specific sectors, however, the Fund invested in issues during the period that appeared competitively priced and that were in a broad range of sectors.

Considering that interest rates are at historic lows, we reduced the Fund's susceptibility to rising interest rates, commonly known as duration, to help prepare for a rising rate environment. Our approach entailed targeting issues with higher coupons, which is the fixed rate that the issuer promises to pay the bondholder until maturity, and selling bonds with lower coupons. Furthermore, we continued to use U.S. Treasury futures to help hedge the Fund to an extent against a possible rising-rate environment. These strategies hampered the Fund's short-term performance, particularly in May prior to the Fed's rate reduction.

Thank you for your investment in the Smith Barney Total Return Bond Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.


Sincerely,


/s/ Joseph P. Deane


Joseph P. Deane
Vice President and Investment Officer

August 7, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of July 31, 2003 and are subject to change. Please refer to pages 6 through 9 for a list and percentage breakdown of the Fund's holdings.

(i) The Merrill Lynch U.S. Corporate & Government 10+ Years Index is a broad measure of the performance of U.S. government and corporate fixed-rate debt issues with maturities greater than 10 years. Please note that an investor cannot invest directly in an index.
(ii) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The federal funds rate often points to the direction of U.S. interest rates.


        3       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Average Annual Total Returns+ (unaudited)
================================================================================

                                                  Without Sales Charges(1)
                                         ---------------------------------------
                                         Class A         Class B         Class L
================================================================================
Twelve Months Ended 7/31/03               7.26%           6.72%           6.77%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                  6.00            5.45            5.50
--------------------------------------------------------------------------------
Inception* through 7/31/03                6.03            5.49            5.54
================================================================================

                                                     With Sales Charges(2)
                                         ---------------------------------------
                                         Class A         Class B         Class L
================================================================================
Twelve Months Ended 7/31/03               2.40%           2.22%           4.73%
--------------------------------------------------------------------------------
Five Years Ended 7/31/03                  5.03            5.29            5.28
--------------------------------------------------------------------------------
Inception* through 7/31/03                5.13            5.49            5.34
================================================================================

================================================================================
Cumulative Total Returns+ (unaudited)
================================================================================

                                                  Without Sales Charges(1)
================================================================================
Class A (Inception* through 7/31/03)                       37.35%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/03)                       33.62
--------------------------------------------------------------------------------
Class L (Inception* through 7/31/03)                       33.97
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*     Inception date for Class A, B and L shares is February 27, 1998.


        4       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

Value of $10,000 Invested in Class A, B and L Shares of the Smith Barney Total Return Bond Fund vs. Merrill Lynch U.S. Corporate & Government 10+ Years Index
--------------------------------------------------------------------------------

                           February 1998 -- July 2003

  [The following table was depicted as a line chart in the printed material.]

                       Smith Barney        Smith Barney         Smith Barney           Merrill Lynch
                       Total Return        Total Return         Total Return          U.S. Corporate
                       Bond Fund --        Bond Fund --         Bond Fund --           & Government
                      Class A Shares      Class B Shares       Class L Shares        10+ Years Index
                      --------------      --------------       --------------        ---------------
Feb 27 1998                9550               10000                 9896                 10000
   Jul 1998                9803               10248                10143                 10521
   Jul 1999                9628               10013                 9916                  9915
   Jul 2000                9955               10297                10202                 10612
   Jul 2001               11431               11765                11662                 12034
   Jul 2002               12229               12520                12418                 12792
Jul 31 2003               13117               13362                13258                 13856

+ Hypothetical illustration of $10,000 invested in Class A, B and L shares on February 27, 1998 (inception date), assuming deduction of the maximum sales charges of 4.50% and 1.00% at the time of investment for Class A and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, at the net asset value through July 31, 2003. The Merrill Lynch U.S. Corporate & Government 10+ Years Index is a total return index consisting of U.S. government agencies, Treasury securities and all investment-grade corporate-debt securities with maturities of ten years or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


        5       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                            July 31, 2003
================================================================================

   FACE
  AMOUNT         RATING(a)                            SECURITY                                             VALUE
===================================================================================================================
CORPORATE BONDS AND NOTES -- 47.3%
Aerospace and Defense -- 2.0%
$ 1,250,000      A       Boeing Capital Corp., Sr. Notes, 6.100% due 3/1/11                            $  1,298,547
    775,000      A       Rockwell International Corp., Debentures, 6.700% due 1/15/28                       804,968
  1,500,000      A+      United Technologies Corp., Debentures, 8.750% due 3/1/21                         1,887,689
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,991,204
-------------------------------------------------------------------------------------------------------------------
Automotive -- 3.0%
  4,775,000      Baa1*   Ford Motor Co., Debentures, 8.875% due 1/15/22 (b)                               4,664,793
  1,480,000      Baa1*   General Motors Corp., Debentures, 9.400% due 7/15/21                             1,498,460
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,163,253
-------------------------------------------------------------------------------------------------------------------
Chemicals -- 3.1%
  5,000,000      BB-     ARCO Chemical Co., Debentures, 9.800% due 2/1/20 (b)                             4,325,000
  2,000,000      A       PPG Industries Inc., Debentures, 7.400% due 8/15/19                              2,089,070
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,414,070
-------------------------------------------------------------------------------------------------------------------
Consumer Products and Services -- 1.3%
  2,600,000      AA-     The Procter & Gamble Co., Debentures, 6.450% due 1/15/26                         2,745,558
-------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing -- 4.3%
  2,475,000      BBB     Altria Group, Inc., Debentures, 7.750% due 1/15/27                               2,392,328
  6,670,000      BB+     FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08 (b)                   6,428,213
-------------------------------------------------------------------------------------------------------------------
                                                                                                          8,820,541
-------------------------------------------------------------------------------------------------------------------
Energy -- 1.2%
    200,000      BBB     Halliburton Co., Debentures, 8.750% due 2/15/21                                    223,567
  1,775,000      A-      ONEOK, Inc., Debentures, 6.875% due 9/30/28                                      1,615,742
    500,000      A-      Transocean Inc., Debentures, 8.000% due 4/15/27                                    554,865
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,394,174
-------------------------------------------------------------------------------------------------------------------
Financial Services -- 2.1%
  3,000,000      Aa3*    BankAmerica Institutional Capital A, Trust Preferred Securities, Series A,
                            8.070% due 12/31/26 (c)                                                       3,190,398
  1,000,000      A1*     Bank One Corp., Sub. Debentures, 7.625% due 10/15/26                             1,139,583
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,329,981
-------------------------------------------------------------------------------------------------------------------
Food and Beverage -- 6.1%
                         Coca-Cola Enterprises Inc., Debentures:
  5,300,000      A          6.750% due 9/15/23 (b)                                                        5,597,409
  1,000,000      A          6.750% due 9/15/28                                                            1,064,832
  5,775,000      BBB     Tyson Foods, Inc., Notes, 7.000% due 5/1/18                                      5,839,016
-------------------------------------------------------------------------------------------------------------------
                                                                                                         12,501,257
-------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.4%
    725,000      AA-     Bristol-Myers Squibb Co., Debentures, 6.800% due 11/15/26                          770,244
-------------------------------------------------------------------------------------------------------------------
Insurance -- 7.1%
  7,775,000      Baa2*   CNA Financial Corp., Notes, 6.950% due 1/15/18 (b)                               7,321,251
  6,425,000      Aa3*    Lion Connecticut Holdings Inc., Debentures, 7.625% due 8/15/26 (b)               7,088,786
-------------------------------------------------------------------------------------------------------------------
                                                                                                         14,410,037
-------------------------------------------------------------------------------------------------------------------
Machinery -- 2.0%
  2,750,000      A       Caterpillar Inc., Notes, 6.625% due 7/15/28                                      2,902,685
  1,000,000      A+      Dover Corp., Notes, 6.500% due 2/15/11                                           1,110,232
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,012,917
-------------------------------------------------------------------------------------------------------------------
Metals/Mining -- 0.5%
  1,000,000      A2*     Alcoa Inc., Notes, 6.750% due 1/15/28                                            1,043,544
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


        6       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                                July 31, 2003
================================================================================

   FACE
  AMOUNT         RATING(a)                            SECURITY                                             VALUE
===================================================================================================================
Multimedia -- 2.5%
$ 4,250,000      A-      Viacom Inc., Sr. Debentures, 7.875% due 7/30/30                               $  4,992,020
-------------------------------------------------------------------------------------------------------------------
Retail -- 3.2%
    750,000      BB+     J.C. Penney Co., Inc., Debentures, 7.650% due 8/15/16                              708,750
  5,300,000      Baa1*   Sears Roebuck Acceptance Corp., Notes, 7.500% due 10/15/27                       5,231,911
    500,000      A+      Target Corp., Debentures, 6.750% due 1/1/28                                        524,018
-------------------------------------------------------------------------------------------------------------------
                                                                                                          6,464,679
-------------------------------------------------------------------------------------------------------------------
Telecommunications -- 4.6%
    500,000      A+      BellSouth Capital Funding Corp., Debentures, 7.875% due 2/15/30                    589,945
  2,000,000      A+      BellSouth Telecommunications, Inc., Debentures, 6.375% due 6/1/28                1,998,540
  4,775,000      Baa2*   Motorola, Inc., Debentures, 6.500% due 11/15/28                                  4,500,438
  2,000,000      A+      Verizon Global Funding Corp., Notes, 7.750% due 12/1/30                          2,239,560
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,328,483
-------------------------------------------------------------------------------------------------------------------
Transportation -- 0.4%
    903,088      BBB+    Continental Airlines Inc., Pass-Through Certificates, Series 2000-1,
                            Class A-1, 8.048% due 11/1/20                                                   868,350
-------------------------------------------------------------------------------------------------------------------
Utilities -- 3.5%
  2,200,000      BBB     Duke Capital Corp., Sr. Notes, 8.000% due 10/1/19                                2,303,844
  4,775,000      AA      Northern Illinois Gas Co., First Mortgage Bonds, 7.375% due 10/15/27 (b)         4,873,484
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,177,328
-------------------------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES
                         (Cost -- $99,377,259)                                                           96,427,640
===================================================================================================================
MUNICIPAL BONDS -- 50.6%

Arizona -- 2.3%
  4,300,000      AAA     Phoenix, AZ IDA Revenue, America West Arena, AMBAC-Insured,
                            7.125% due 12/1/21 (d)                                                        4,665,973
-------------------------------------------------------------------------------------------------------------------
California -- 18.2%
  2,350,000      AAA     Alameda Corridor Transportation Authority Revenue, Series C,
                            MBIA-Insured, 6.600% due 10/1/29                                              2,473,798
                         Fresno, CA Joint Powers Financing Authority, Lease Revenue,
                            Series B, FSA-Insured:
  1,000,000      AAA        6.930% due 6/1/23                                                             1,094,600
  1,000,000      AAA        7.030% due 6/1/31                                                             1,122,230
  5,000,000      AAA     Fresno, CA Taxable Pension Obligation Revenue, MBIA-Insured,
                            6.550% due 6/1/29 (b)                                                         5,441,600
  5,000,000      AAA     Imperial County, CA Pension Funding, Series A, AMBAC-Insured,
                            5.710% due 8/15/30                                                            4,813,600
  1,500,000      AAA     Los Angeles, CA Convention and Exhibition Center Authority, Lease
                            Revenue, Series A, MBIA-Insured, 7.125% due 8/15/24                           1,573,470
  7,980,000      AAA     Monrovia, CA Redevelopment Agency, Tax Allocation, (Center
                            Redevelopment Project), Series A, AMBAC-Insured, 7.050%
                            due 5/1/29 (b)                                                                8,352,427
  5,000,000      AAA     Oakland, CA Revenue, 1800 Harrison Foundation, Series A,
                            AMBAC-Insured, 8.500% due 1/1/29 (b)                                          5,544,250
  2,040,000      AAA     Pinole, CA Redevelopment Agency, Tax Allocation, Series B,
                            MBIA-Insured, 6.750% due 8/1/17                                               2,170,009
  1,300,000      AAA     San Dieguito, CA Public Facilities Authority Revenue, Series B,
                            AMBAC-Insured, 7.000% due 8/1/18                                              1,392,118
                         Union City, CA Community Redevelopment Agency, Tax Allocation,
                            Series B, AMBAC-Insured:
  2,000,000      AAA        7.250% due 10/1/33                                                            2,141,920
  1,000,000      AAA        7.500% due 10/1/34                                                            1,076,230
-------------------------------------------------------------------------------------------------------------------
                                                                                                         37,196,252
-------------------------------------------------------------------------------------------------------------------
Connecticut -- 2.6%
  4,500,000      AAA     Bridgeport, CT GO, Taxable Pension Bonds, FGIC-Insured,
                            7.640% due 1/15/30 (b)                                                        5,410,665
-------------------------------------------------------------------------------------------------------------------
Georgia -- 2.4%
  4,500,000      AAA     De Kalb County, GA Development Authority Revenue, (Regional
                            Office Project), MBIA-Insured, 6.875% due 3/1/20                              4,817,745
-------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


        7       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                                July 31, 2003
================================================================================

   FACE
  AMOUNT         RATING(a)                            SECURITY                                             VALUE
===================================================================================================================
Kentucky -- 1.6%
$ 3,000,000      AAA     Owensboro, KY Electric Light and Power System Revenue,
                            Series A, FSA-Insured, 6.340% due 1/1/20                                   $  3,200,880
-------------------------------------------------------------------------------------------------------------------
Maryland -- 4.5%
  6,800,000      Aaa*    Maryland State Transportation Authority, Limited Obligation
                            Revenue, MBIA-Insured, 6.650% due 7/1/32 (b)                                  7,343,660
  1,775,000      Aa2*    Montgomery County, MD Housing Opportunities, Community
                            Single-FamilyMortgage Revenue, Series C, 7.000% due 7/1/30                    1,826,582
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,170,242
-------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.0%
  5,800,000      AAA     Northeastern University, MA Revenue, Series A, MBIA-Insured,
                            7.040% due 10/1/28 (b)                                                        6,059,086
-------------------------------------------------------------------------------------------------------------------
New Jersey -- 3.3%
  7,000,000      AAA     New Jersey EDA Revenue, Series B, AMBAC-Insured, 5.800% due 4/1/25               6,797,910
-------------------------------------------------------------------------------------------------------------------
New York -- 0.8%
  1,650,000      Aa1*    New York State Housing Finance Agency Revenue, MFH Secured
                            Mortgage, Series B, SONYMA-Insured, 6.370% due 8/15/34                        1,647,740
-------------------------------------------------------------------------------------------------------------------
Oregon -- 2.3%
  3,500,000      Aaa*    Corvallis, OR GO, AMBAC-Insured, 6.500% due 1/1/30                               3,706,115
  1,000,000      AAA     Eugene, OR Electric Utility Revenue, Series A, FSA-Insured,
                            6.320% due 8/1/22                                                             1,041,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,747,865
-------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.2%
  1,685,000      AAA     Delaware River Port Authority, (PA Port District Project), Series A,
                            FSA-Insured, 7.630% due 1/1/21 (d)                                            1,993,220
  2,295,000      AAA     York County, PA IDA, Economic Development Revenue, Series B,
                            FGIC-Insured, 6.875% due 10/1/18                                              2,440,962
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,434,182
-------------------------------------------------------------------------------------------------------------------
Texas -- 5.1%
  2,500,000      AAA     Dallas-Fort Worth, TX International Airport Facilities Improvement
                            Corp. Revenue, MBIA-Insured, 7.070% due 11/1/24                               2,685,475
  7,110,000      AAA     Tyler, TX Health Facilities Development Corp., Hospital Revenue,
                            East Texas, Series E, FSA-Insured, Remarketed 2/17/99, 7.830%
                            due 11/1/27                                                                   7,701,836
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,387,311
-------------------------------------------------------------------------------------------------------------------
Virginia -- 2.3%
  5,000,000      AA+     Virginia State HDA Revenue, 6.020% due 1/1/28                                    4,800,600
-------------------------------------------------------------------------------------------------------------------
                         TOTAL MUNICIPAL BONDS
                         (Cost -- $97,614,612)                                                          103,336,451
===================================================================================================================

                       See Notes to Financial Statements.


        8       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                                July 31, 2003
================================================================================

   FACE
  AMOUNT                                              SECURITY                                             VALUE
===================================================================================================================
REPURCHASE AGREEMENT -- 2.1%
$ 4,269,000              Merrill Lynch & Co., Inc., 1.000% due 8/1/03; Proceeds at
                            maturity -- $4,269,119; (Fully collateralized by various U.S.
                            government agency obligations, 0.000% to 6.000% due 4/15/04
                            to 1/13/33; Market value -- $4,354,381) (Cost -- $4,269,000)               $  4,269,000
===================================================================================================================
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $201,260,871**)                                                      $204,033,091
===================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security has been segregated for open futures contracts commitments.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) All or a portion of this security is held as collateral for open futures contracts committments.
**    Aggregate cost for Federal income tax purposes is $201,794,725.

      See pages 10 and 11 for definitions of ratings and abbreviations.

                       See Notes to Financial Statements.


        9       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below: Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


        10       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- AMBACIndemnity Corporation
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
CHFCLI -- California Health Facility Construction Loan Insurance
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
ETM    -- Escrowed To Maturity
FAIRS  -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Federal Savings Association
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MFH    -- Multi-Family Housing
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
PSFG   -- Permanent School Fund Guaranty
RAN    -- Revenue Anticipation Notes
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest Tax-Exempt Security
SONYMA -- State of New York Mortgage Agency
SYCC   -- Structured Yield Curve Certificate
TAN    -- Tax Anticipation Notes
TECP   -- Tax Exempt Commercial Paper
TOB    -- Tender Option Bonds
TRAN   -- Tax and Revenue Anticipation Notes
VAN    -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWE   -- Variable Rate Wednesday Demand

----------
* Abbreviations may or may not appear on the schedule of investments.


        11       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                                July 31, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $201,260,871)                        $ 204,033,091
   Cash                                                                           32
   Interest receivable                                                     3,418,233
   Receivable from broker -- variation margin                              1,662,500
   Receivable for Fund shares sold                                           366,773
   Receivable for securities sold                                             15,149
-------------------------------------------------------------------------------------
   Total Assets                                                          209,495,778
-------------------------------------------------------------------------------------

LIABILITIES:
   Payable for Fund shares reacquired                                      1,134,554
   Management fee payable                                                    119,364
   Distribution plan fees payable                                             49,849
   Accrued expenses                                                           61,988
-------------------------------------------------------------------------------------
   Total Liabilities                                                       1,365,755
-------------------------------------------------------------------------------------
Total Net Assets                                                       $ 208,130,023
=====================================================================================

NET ASSETS:
   Par value of shares of beneficial interest                          $      18,372
   Capital paid in excess of par value                                   213,466,060
   Overdistributed net investment income                                    (527,873)
   Accumulated net realized loss from investment
     transactions and futures contracts                                  (16,747,975)
   Net unrealized appreciation of investments and
     futures contracts                                                    11,921,439
-------------------------------------------------------------------------------------
Total Net Assets                                                       $ 208,130,023
=====================================================================================

Shares Outstanding:
   Class A                                                                 4,645,075
   ----------------------------------------------------------------------------------
   Class B                                                                 8,932,062
   ----------------------------------------------------------------------------------
   Class L                                                                 4,795,110
   ----------------------------------------------------------------------------------

Net Asset Value:
   Class A (and redemption price)                                      $       11.33
   ----------------------------------------------------------------------------------
   Class B *                                                           $       11.33
   ----------------------------------------------------------------------------------
   Class L *                                                           $       11.33
   ----------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
   Class A (net asset value plus 4.71% of net asset value per share)   $       11.86
   ----------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)   $       11.44
=====================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


        12       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Statement of Operations                         For the Year Ended July 31, 2003
================================================================================

INVESTMENT INCOME:
   Interest                                                        $ 13,341,907
--------------------------------------------------------------------------------

EXPENSES:
   Management fee (Note 2)                                            1,362,568
   Distribution plan fees (Note 6)                                    1,279,472
   Shareholder servicing fees (Note 6)                                  166,751
   Registration fees                                                     53,936
   Shareholder communications (Note 6)                                   36,149
   Audit and legal                                                       36,012
   Custody                                                               35,141
   Trustees' fees                                                        12,300
   Other                                                                  3,629
--------------------------------------------------------------------------------
   Total Expenses                                                     2,985,958
--------------------------------------------------------------------------------
Net Investment Income                                                10,355,949
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
   Realized Gain (Loss) From:
     Investment transactions                                            363,530
     Futures contracts                                               (9,695,392)
--------------------------------------------------------------------------------
   Net Realized Loss                                                 (9,331,862)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation) of
   Investments and Futures Contracts:
     Beginning of year                                                 (630,020)
     End of year                                                     11,921,439
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           12,551,459
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         3,219,597
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 13,575,546
================================================================================

                       See Notes to Financial Statements.


        13       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Statements of Changes in Net Assets                 For the Years Ended July 31,
================================================================================

                                                                        2003             2002
===================================================================================================
OPERATIONS:
   Net investment income                                            $  10,355,949    $   9,082,949
   Net realized gain (loss)                                            (9,331,862)         459,515
   Increase in net unrealized appreciation                             12,551,459          919,279
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                              13,575,546       10,461,743
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
   Net investment income                                              (10,493,918)      (9,278,501)
   Capital                                                               (281,065)              --
---------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders          (10,774,983)      (9,278,501)
---------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                                    77,282,431       76,586,536
   Net asset value of shares issued for reinvestment of dividends       7,229,302        6,216,407
   Cost of shares reacquired                                          (69,987,265)     (35,322,274)
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                 14,524,468       47,480,669
---------------------------------------------------------------------------------------------------
Increase in Net Assets                                                 17,325,031       48,663,911

NET ASSETS:
   Beginning of year                                                  190,804,992      142,141,081
---------------------------------------------------------------------------------------------------
   End of year*                                                     $ 208,130,023    $ 190,804,992
===================================================================================================
* Includes overdistributed net investment income of:                $    (527,873)   $    (389,904)
===================================================================================================

                       See Notes to Financial Statements.


        14       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

The Smith Barney Total Return Bond Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, SB Convertible Fund, formerly known as Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, SB Capital and Income Fund, formerly known as Smith Barney Premium Total Return Fund, and Smith Barney Dividend and Income Fund, formerly known as Smith Barney Balanced Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) class specific expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the year ended July 31, 2003, the Fund paid transfer agent fees of $66,421 to CTB.


        15       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended July 31, 2003, CGM and its affiliates received sales charges of approximately $160,000 and $155,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended July 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                    Class A           Class B           Class L
================================================================================
CDSCs                               $4,000           $227,000           $16,000
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the year ended July 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $25,243,195
--------------------------------------------------------------------------------
Sales                                                                  4,283,861
================================================================================

At July 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $ 9,201,449
Gross unrealized depreciation                                        (6,963,083)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 2,238,366
================================================================================

4.    Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


        16       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

5.    Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2003, the Fund had the following open futures contracts:

                           # of                       Basis         Market       Unrealized
                         Contracts    Expiration      Value          Value          Gain
===========================================================================================
Contracts to Sell:
U.S. Treasury Bonds         700          9/03      $83,086,719    $73,937,500    $9,149,219
===========================================================================================

6.    Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended July 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                   Class A          Class B          Class L
================================================================================
Distribution Plan Fees            $132,814         $767,327         $379,331
================================================================================

For the year ended July 31, 2003, total Shareholder Servicing fees were as follows:

                                   Class A          Class B          Class L
================================================================================
Shareholder Servicing Fees         $33,544          $81,933          $51,274
================================================================================

For the year ended July 31, 2003, total Shareholder Communication expenses were as follows:

                                      Class A       Class B          Class L
================================================================================
Shareholder Communication Expenses    $6,421        $17,586          $12,142
================================================================================


        17       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

7.    Distributions Paid to Shareholders by Class

                                                   Year Ended       Year Ended
                                                  July 31, 2003    July 31, 2002
================================================================================
Class A
Net investment income                              $2,855,356       $2,660,463
Capital                                                71,230               --
--------------------------------------------------------------------------------
Total                                              $2,926,586       $2,660,463
================================================================================
Class B
Net investment income                              $4,981,547       $4,393,436
Capital                                               137,177               --
--------------------------------------------------------------------------------
Total                                              $5,118,724       $4,393,436
================================================================================
Class L
Net investment income                              $2,657,015       $2,224,602
Capital                                                72,658               --
--------------------------------------------------------------------------------
Total                                              $2,729,673       $2,224,602
================================================================================

8.    Shares of Beneficial Interest

At July 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                 Year Ended                                Year Ended
                                                July 31, 2003                             July 31, 2002
                                      ---------------------------------        --------------------------------
                                         Shares              Amount               Shares              Amount
===============================================================================================================
Class A
Shares sold                            1,886,579          $ 21,593,004          1,525,928         $ 16,880,099
Shares issued on reinvestment            168,754             1,925,915            158,713            1,749,491
Shares reacquired                     (1,736,165)          (19,873,727)          (842,957)          (9,272,986)
---------------------------------------------------------------------------------------------------------------
Net Increase                             319,168          $  3,645,192            841,684         $  9,356,604
===============================================================================================================
Class B
Shares sold                            2,989,439          $ 34,110,579          3,073,371         $ 34,048,413
Shares issued on reinvestment            287,557             3,279,385            250,660            2,762,835
Shares reacquired                     (2,641,091)          (30,134,615)        (1,581,256)         (17,430,770)
---------------------------------------------------------------------------------------------------------------
Net Increase                             635,905          $  7,255,349          1,742,775         $ 19,380,478
===============================================================================================================
Class L
Shares sold                            1,892,457          $ 21,578,848          2,314,917         $ 25,658,024
Shares issued on reinvestment            177,436             2,024,002            154,575            1,704,081
Shares reacquired                     (1,753,851)          (19,978,923)          (781,429)          (8,618,518)
---------------------------------------------------------------------------------------------------------------
Net Increase                             316,042          $  3,623,927          1,688,063         $ 18,743,587
===============================================================================================================


        18       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

9.    Capital Loss Carryforward

At July 31, 2003, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $7,582,000 available, subject to certain limitations, to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on July 31 of the year indicated:

                                  2007         2008         2009         2011
================================================================================
Carryforward Amounts           $1,042,000   $1,052,000   $5,432,000   $   56,000
================================================================================

10.   Income Tax Information and Distributions to Shareholders

At July 31, 2003, the tax basis components of distributable earnings were:

================================================================================
Accumulated capital losses                                          $(7,581,967)
--------------------------------------------------------------------------------
Unrealized appreciation                                               2,238,366
================================================================================

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sales, mark to market of derivative securities, and the treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the year ended July 31, 2003 was:

================================================================================
Ordinary income                                                      $10,493,918
Capital                                                                  281,065
--------------------------------------------------------------------------------
Total                                                                $10,774,983
================================================================================


        19       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                    2003(1)          2002(1)          2001(1)        2000(1)          1999(1)
=============================================================================================================================
Net Asset Value, Beginning of Year              $    11.16       $    11.08       $    10.34     $    10.67       $    11.53
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(2)(3)                        0.61             0.66             0.69           0.70             0.67
   Net realized and unrealized gain (loss)(3)         0.19             0.09             0.79          (0.35)           (0.85)
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.80             0.75             1.48           0.35            (0.18)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.61)           (0.67)           (0.74)         (0.68)           (0.68)
   Capital                                           (0.02)              --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.63)           (0.67)           (0.74)         (0.68)           (0.68)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $    11.33       $    11.16       $    11.08     $    10.34       $    10.67
-----------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                       7.26%            6.98%           14.83%          3.40%           (1.79)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $   52,641       $   48,276       $   38,614     $   32,972       $   52,101
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(2)                                        1.04%            1.05%            1.05%          1.08%            1.02%
   Net investment income(3)                           5.32             5.95             6.47           6.69             5.88
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  2%               4%               8%             8%              32%
=============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived a portion of its fees for the year ended July 31, 1999. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.01 and 1.11%, respectively.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.67, $0.08 and 6.03% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


        20       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                                     2003(1)           2002(1)         2001(1)           2000(1)           1999(1)
==================================================================================================================================
Net Asset Value, Beginning of Year              $     11.16       $     11.08     $     10.34       $     10.67       $     11.53
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(2)(3)                         0.55              0.60            0.63              0.64              0.62
   Net realized and unrealized gain (loss)(3)          0.19              0.09            0.80             (0.35)            (0.86)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    0.74              0.69            1.43              0.29             (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                              (0.55)            (0.61)          (0.69)            (0.62)            (0.62)
   Capital                                            (0.02)               --              --                --                --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.57)            (0.61)          (0.69)            (0.62)            (0.62)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $     11.33       $     11.16     $     11.08       $     10.34       $     10.67
----------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                        6.72%             6.42%          14.26%             2.83%            (2.29)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $   101,173       $    92,553     $    72,605       $    64,843       $    85,991
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(2)                                         1.56%             1.57%           1.58%             1.61%             1.52%
   Net investment income(3)                            4.80              5.43            5.95              6.15              5.39
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   2%                4%              8%                8%               32%
==================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived a portion of its fees for the year ended July 31, 1999. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.01 and 1.61%, respectively.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 5.50%. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


        21       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                    2003(1)          2002(1)          2001(1)        2000(1)          1999(1)
=============================================================================================================================
Net Asset Value, Beginning of Year              $    11.16       $    11.08       $    10.34     $    10.67       $    11.53
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(2)(3)                        0.55             0.61             0.64           0.65             0.62
   Net realized and unrealized gain (loss)(3)         0.20             0.08             0.79          (0.35)           (0.86)
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.75             0.69             1.43           0.30            (0.24)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             (0.56)           (0.61)           (0.69)         (0.63)           (0.62)
   Capital                                           (0.02)              --               --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.58)           (0.61)           (0.69)         (0.63)           (0.62)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $    11.33       $    11.16       $    11.08     $    10.34       $    10.67
-----------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                       6.77%            6.49%           14.30%          2.89%           (2.24)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $   54,316       $   49,976       $   30,922     $   16,711       $   24,253
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(2)                                        1.53%            1.50%            1.52%          1.57%            1.47%
   Net investment income(3)                           4.83             5.50             5.98           6.18             5.44
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  2%               4%               8%             8%              32%
=============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived a portion of its fees for the year ended July 31, 1999. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.01 and 1.56%, respectively.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, the ratio of net investment income to average net assets would have been 5.57%. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain per share was less than $0.01.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


        22       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Income Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Total Return Bond Fund of Smith Barney Income Funds ("Fund") as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP


New York, New York
September 12, 2003


        23       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Smith Barney Total Return Bond Fund ("Fund") are managed under the direction of the Smith Barney Income Fund's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                    Number of
                                                  Term of                                          Portfolios
                                                Office* and                 Principal                in Fund          Other
                                Position(s)      Length of                Occupation(s)              Complex       Trusteeships
                                 Held with         Time                       During                 Overseen        Held by
Name, Address and Age              Fund           Served                 Past Five Years            by Trustee       Trustee
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:

Lee Abraham                     Trustee            Since     Retired; Former Chairman and CEO of        28        Signet Group PLC
13732 LeHavre Drive                                1993      Associated Merchandising Corp., a
Frenchman's Creek                                            major retail merchandising
Palm Beach Gardens, FL 33410                                 organization; Former Director of
Age 75                                                       Galey & Lord, Liz Claiborne and
                                                             R.G. Barry Corp.

Allan J. Bloostein              Trustee            Since     President of Allan Bloostein               35      Taubman Centers Inc.
27 West 67th Street                                1985      Associates, a consulting firm;
Apt. 5FW                                                     Former Director of CVS Corp.
New York, NY 10023
Age 73

Jane F. Dasher                  Trustee            Since      Controller of PBK Holdings Inc.,          28              None
Korsant Partners                                   1999       a family investment company
283 Greenwich Avenue
3rd Floor
Greenwich, CT 06830
Age 53

Richard E. Hanson, Jr.          Trustee            Since     Retired; Former Head of the                28              None
2751 Vermont Route 140                             1985      New Atlanta Jewish Community
Poultney, VT 05764                                           High School
Age 61

Paul Hardin                     Trustee            Since     Professor of Law & Chancellor              36              None
12083 Morehead                                     1999      Emeritus at the University of
Chapel Hill, NC 27514-8426                                   North Carolina
Age 71

Roderick C. Rasmussen           Trustee            Since     Investment Counselor                       28              None
9 Cadence Court                                    1999
Morristown, NJ 07960
Age 76

John P. Toolan                  Trustee            Since     Retired                                    28       John Hancock Funds
7202 Southeast Golf Ridge Way                      1999
Hobe Sound, FL 33455
Age 72


        24       Smith Barney Total Return Bond Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                    Number of
                                                  Term of                                          Portfolios
                                                Office* and                 Principal                in Fund          Other
                                Position(s)      Length of                Occupation(s)              Complex       Trusteeships
                                 Held with         Time                       During                 Overseen        Held by
Name, Address and Age              Fund           Served                 Past Five Years            by Trustee       Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee:

R. Jay Gerken, CFA**            Chairman,          Since     Managing Director of Citigroup            219             None
CGM                             President and      2002      Global Markets Inc. ("CGM");
399 Park Avenue                 Chief Executive              Chairman, President and Chief
4th Floor                       Officer                      Executive Officer of Smith Barney
New York, NY 10022                                           Fund Management LLC ("SBFM"),
Age 52                                                       Travelers Investment Adviser, Inc.
                                                             ("TIA") and Citi Fund Management
                                                             Inc. ("CFM")

Officers:

Lewis E. Daidone                Senior Vice        Since     Managing Director of CGM; Director        N/A              N/A
CGM                             President          1995      and Senior Vice President of SBFM
125 Broad Street                and Chief                    and TIA; Director of CFM; Former
11th Floor                      Administrative               Chief Financial Officer and
New York, NY 10004              Officer                      Treasurer of mutual funds
Age 45                                                       affiliated  with Citigroup Inc.

Richard L. Peteka               Chief              Since     Director and Head of Internal             N/A              N/A
CGM                             Financial          2002      Control for Citigroup Asset
125 Broad Street                Officer and                  Management U.S. Mutual Fund
11th Floor                      Treasurer                    Administration from 1999-2002; Vice
New York, NY 10004                                           President, Head of Mutual Fund
Age 42                                                       Administration and Treasurer at
                                                             Oppenheimer Capital from 1996-1999

Joseph P. Deane                 Vice President     Since     Managing Director of CGM;                 N/A              N/A
CGM                             and Investment     1998      Investment Officer of SBFM
399 Park Avenue                 Officer
4th Floor
New York, NY 10022
Age 53

Kaprel Ozsolak                  Controller         Since     Vice President of CGM                     N/A              N/A
CGM                                                2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor              Secretary          Since     Managing Director of CGM;                 N/A              N/A
CGM                                                1995      General Counsel and Secretary
300 First Stamford Place                                     of SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52

----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


        25       Smith Barney Total Return Bond Fund | 2003 Annual Report

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
     SMITH BARNEY
TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699 Providence, Rhode Island
02940-9699

Smith Barney Income Funds
================================================================================

Smith Barney Total Return Bond Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

================================================================================

This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney Total Return Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY TOTAL RETURN BOND FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD1539 9/03                                                              03-5395

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Income Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds

Date: October 3, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds


Date: October 3, 2003

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Income Funds


Date: October 3, 2003